Share-Based Compensation (Details) - USD ($)								1 Months Ended					12 Months Ended
	Aug. 11, 2015	Aug. 21, 2014	Aug. 08, 2014	Mar. 18, 2014	Dec. 16, 2013	Dec. 02, 2013	Dec. 01, 2013	Jan. 31, 2014	Nov. 30, 2013	Aug. 31, 2013	Nov. 30, 2012	Oct. 31, 2010	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2006	Aug. 31, 2015
E-House Plan
Share-Based Compensation
Number of shares authorized																3,636,364
Number of shares that may be issued as a percentage of total outstanding shares																5.00%
Award vesting period																3 years
Additional number of shares authorized										6,644,659	1,273,000	4,013,619
Expiration period									10 years
E-House Plan | Share Options:
Share-Based Compensation
Compensation expense													$ 0	$ 5,950,940	$ 12,817,935
Additional disclosure
Compensation expense													0	5,950,940	12,817,935
Total intrinsic value of options exercised													1,745,007	23,679,729	25,248,554
E-House Plan | Restricted Shares:
Share-Based Compensation
Compensation expense													$ 9,680,385	6,174,583	5,668,460
Forfeited (in shares)													(50,004)
Additional disclosure
Compensation expense													$ 9,680,385	$ 6,174,583	$ 5,668,460
E-House Plan | Restricted Shares: | Groups Employees Directors And Officers
Share-Based Compensation
Granted (in shares)													0	1,439,000	1,303,000
Leju Plan
Share-Based Compensation
Expiration period									10 years
Leju Plan | Employees
Share-Based Compensation
Award vesting period													3 years
Expiration period													10 years
Options granted for purchase of shares													2,517,000
Leju Plan | Minimum | Employees
Share-Based Compensation
Exercise price of shares granted (in dollars per share)													$ 5.54
Leju Plan | Maximum
Share-Based Compensation
Number of shares that may be issued as a percentage of total outstanding shares									8.00%
Leju Plan | Maximum | Employees
Share-Based Compensation
Exercise price of shares granted (in dollars per share)													$ 9.68
Leju Plan | Share Options:
Share-Based Compensation
Compensation expense													$ 5,096,192	$ 4,525,552	$ 381,874
Exercise price of shares granted (in dollars per share)					$ 4.60								$ 6.38
Assumptions used in the binomial model
Average risk-free rate of return (as a percent)													2.14%		2.98%
Contractual life of option													10 years		10 years
Average estimated volatility rate (as a percent)													62.82%		56.74%
Average dividend yield (as a percent)													2.56%		0.00%
Additional disclosure
Weighted-average grant-date fair value of options granted (in dollars per share)													$ 3.44		$ 2.21
Compensation expense													$ 5,096,192	4,525,552	$ 381,874
Total intrinsic value of options exercised													949,907	1,668,693
Leju Plan | Share Options: | Employees
Share-Based Compensation
Granted (in shares)								60,000
Exercise price of shares granted (in dollars per share)								$ 4.60
Leju Plan | Share Options: | Directors and employees
Share-Based Compensation
Granted (in shares)					600,000
Leju Plan | Share Options: | Group's employees and employees of the reporting entity
Share-Based Compensation
Award vesting period							3 years
Expiration period							10 years
Options granted for purchase of shares							7,192,000
Exercise price of shares granted (in dollars per share)							$ 4.60
Leju Plan | Restricted Shares:
Share-Based Compensation
Compensation expense													$ 5,314,902	4,923,226	34,758
Forfeited (in shares)													(10,200)
Additional disclosure
Compensation expense													$ 5,314,902	4,923,226	$ 34,758
Leju Plan | Restricted Shares: | Groups Employees Directors And Officers
Share-Based Compensation
Award vesting period		8 months		3 years
Options granted for purchase of shares		229,400
Granted (in shares)				866,000
Omnigold Plan | Maximum
Share-Based Compensation
Number of shares authorized													5,000,000
Number of shares that may be issued as a percentage of total outstanding shares													5.00%
Omnigold Plan | Share Options:
Share-Based Compensation
Compensation expense													$ 80,577
Award vesting period	3 years
Expiration period	10 years
Options granted for purchase of shares	2,400,000
Exercise price of shares granted (in dollars per share)	$ 1.50												$ 1.50
Assumptions used in the binomial model
Average risk-free rate of return (as a percent)													3.33%
Contractual life of option													10 years
Average estimated volatility rate (as a percent)													63.69%
Average dividend yield (as a percent)													0.00%
Additional disclosure
Weighted-average grant-date fair value of options granted (in dollars per share)																	$ 0.30
Compensation expense													$ 80,577
Scepter Plan | Share Options:
Share-Based Compensation
Compensation expense													84,452	$ 66,820
Award vesting period														3 years
Expiration period														10 years
Assumptions used in the binomial model
Average risk-free rate of return (as a percent)														4.30%
Contractual life of option														10 years
Average estimated volatility rate (as a percent)														50.00%
Average dividend yield (as a percent)														1.70%
Additional disclosure
Weighted-average grant-date fair value of options granted (in dollars per share)														$ 1.12
Compensation expense													$ 84,452	$ 66,820
Scepter Plan | Share Options: | Employees
Share-Based Compensation
Award vesting period						3 years
Expiration period			10 years
Options granted for purchase of shares						455,000
Exercise price of shares granted (in dollars per share)			$ 3.30
Scepter Plan | Share Options: | Maximum
Share-Based Compensation
Number of shares authorized														750,000